Evanston Multi-Alpha Fund

Schedule of Investments (Unaudited)

December 31, 2025

Investments in Portfolio Funds*	First Acquisition Date	Shares	Cost	Fair Value	Percentage of Net Assets		Liquidity(1)
Event Driven(a)
Hein Park Offshore Investors Ltd.	1/1/2022	3,188	$3,187,500	$3,113,379	3.66%		Quarterly(2)
Redwood Opportunity Offshore Fund, Ltd.	7/1/2020	1,764	2,000,100	2,852,930	3.35%		Quarterly
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	327	4,663,074	7,726,555	9.08%		Annually(2)
Total Event Driven			9,850,674	13,692,864	16.09%
Global Asset Allocation(b)
Agave Global Macro Fund Ltd.	8/1/2025	2,500	2,500,000	2,582,659	3.03%		Quarterly(2)
Castle Hook Offshore Fund Ltd.	1/1/2017	1,021	1,507,676	5,575,974	6.55%		Quarterly(2)
Rokos Global Macro Fund Limited	11/1/2015	22,176	3,133,385	7,590,247	8.92%		Monthly(2)
TIG Zebedee Core Fund Limited	1/1/2024	29,556	4,397,860	5,630,764	6.62%		Monthly
Total Global Asset Allocation			11,538,921	21,379,644	25.12%
Long-Short(c)
59 North Offshore Partners, Ltd.	5/1/2024	2,016	3,000,000	3,740,002	4.39%		Quarterly(2)
Alamut Feeder Fund Ltd.	7/1/2025	27,500	2,750,000	2,545,153	2.99%		Quarterly(2)
Hill City Capital Offshore Fund Ltd.	7/1/2023	2,479	2,559,767	4,814,372	5.66%		Quarterly(2)
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	330	355,240	494,682	0.58%		Quarterly(3)
Oxbow Fund (Offshore) Limited	9/1/2015	1,513	2,515,346	5,349,370	6.28%		Quarterly(2)
Soroban Long Only Equity Cayman Fund Ltd	4/1/2024	2,433	2,433,120	3,583,337	4.21%		Quarterly(2)
Whale Rock Flagship Fund Ltd.	7/1/2014	21	121,291	220,031	0.26%		N/A*****
XN Exponent Offshore Fund, LP	7/1/2024		2,625,000	3,178,597	3.73%		Quarterly(4)
Total Long-Short			16,359,764	23,925,544	28.10%
Relative Value(d)
Cassiopeia Fund Ltd.**	7/1/2014	4	3,520	4,306	0.01%		N/A****
Dark Forest Global Equity Offshore Fund Ltd	4/1/2021	2,648	2,646,895	2,918,708	3.43%		Quarterly
Foreword Capital Offshore Fund, LP	7/1/2024		2,031,504	2,293,278	2.69%		Quarterly(2)
Iguazu Investors (Cayman), SPC	7/1/2014	560	1,278,071	2,203,627	2.59%		Quarterly
Steelhead Pathfinder Fund Ltd.	1/1/2020	2,187	2,658,905	3,436,739	4.04%		Monthly
Tribune Investment Group Offshore Fund Ltd.	7/1/2024	1,523	1,522,913	1,527,019	1.79%		Quarterly
Total Relative Value			10,141,808	12,383,677	14.55%
Multi-Discipline(e)
140 Summer Partners Offshore Ltd.	2/1/2022	3,015	3,625,000	5,241,604	6.16%		Quarterly
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	97	93,134	142,578	0.17%		N/A****
Crake Global Feeder Fund ICAV***	10/1/2019	26,268	3,000,000	7,516,148	8.83%		Monthly
Sachem Head Offshore Ltd.	7/1/2014	788	2,026,349	4,571,555	5.37%		Quarterly(2)
Total Multi-Discipline			8,744,483	17,471,885	20.53%
Total Investments in Portfolio Funds			$56,635,650	$88,853,614	104.39%

Short-Term Investments
Money Market Funds
BlackRock Liquidity Fund, Treasury Trust Fund, Institutional Shares, 3.62%(f)		20	20	20	0.00	%(g)
State Street Institutional Treasury Money Market Fund, Institutional Shares, 3.67%(f)		4,344,059	4,344,059	4,344,059	5.10%
Total Short-Term Investments			4,344,079	$4,344,079	5.10%
Total Investments in Portfolio Funds			$60,979,729	$93,197,693	109.49%

Liabilities in excess of Remaining Assets				(8,079,664)	(9.49%)
Net assets				$85,118,029	100.00%

Evanston Multi-Alpha Fund

Schedule of Investments (Unaudited) - Continued

December 31, 2025

Investments by Strategy (as a percentage of Net Assets)
Event Driven	16.09%
Global Asset Allocation	25.12%
Long-Short	28.10%
Relative Value	14.55%
Multi-Discipline	20.53%
Short-Term Investments	5.10%
Liabilities in excess of Remaining Assets	(9.49%)
Total	100.00%

*	Investments in Portfolio Funds are non-income producing. All Portfolio Funds are domiciled in the Cayman Islands, unless otherwise noted.

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 30 to 90 days. If applicable, the lock up period is 12-24 months.

(2)	Subject to 25% investor level quarterly gate.

(3)	Fund is liquidating and voluntary withdrawal and redemptions are suspended effective September 30, 2024.

(4)	Subject to 12.5% investor level quarterly gate.

**	This Portfolio Fund is domiciled in Bermuda.

***	This Portfolio Fund is domiciled in Ireland.

****	This Portfolio Fund is not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of this Portfolio Fund.

(a)	Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)	Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c)	Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be "stock pickers" and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)	Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(g)	Rounds to less than 0.05%.